Note 14 - Trade and Other Payables, and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Trade and Other Payables, and Other Current Liabilities

Note 14. Trade and Other Payables, and Other Current Liabilities

Accounting Policies

A trade payable is a liability to pay for goods or services that have been received or supplied and have been invoiced or formally agreed with the supplier. Trade and other payables, and other financial liabilities, are derecognized when the obligation under the liability is discharged, canceled or expires. A financial liability that is settled in cash using an electronic payment system is considered discharged on the settlement date.

A provision is recognized when Opera has a present legal or constructive obligation because of a past event, it is probable that a future outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

Disaggregation of Trade and other Payables, and Other Current Liabilities

The table below presents the items of trade and other payables (in thousands):

	As of December 31,
	2023	2024
Trade payables due to third-party suppliers	$49,345	$72,694
Trade and other payables due to related parties (Note 17)	483	—
Value added tax	373	538
Payroll tax	2,045	2,052
Total trade and other payables	$52,247	$75,285

The following table shows the items of other current liabilities (in thousands):

	As of December 31,
	2023	2024
Accrued personnel expenses	$12,887	$13,039
Other current liabilities	398	182
Total other current liabilities	$13,285	$13,222